Organization of Nextracker - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended
	Feb. 13, 2023	Feb. 12, 2023	Feb. 08, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 19, 2022
Organization Consolidation And Presentation Of FinancialS tatements [Line Items]
Vesting of Nextracker Inc. RSU awards (in shares)				0
Nextracker Inc
Organization Consolidation And Presentation Of FinancialS tatements [Line Items]
Noncontrolling interest, ownership percentage by parent	32.00%
IPO | Common Class A [Member]
Organization Consolidation And Presentation Of FinancialS tatements [Line Items]
Vesting of Nextracker Inc. RSU awards (in shares)	30,590,000		15,279,190
Sale of stock price per share (in USD per share)	$ 24
Proceeds from the IPO	$ 693.8
Payments for underwriting expense	$ 40.4
Yuma, Inc. | Nextracker Inc
Organization Consolidation And Presentation Of FinancialS tatements [Line Items]
Noncontrolling interest, ownership percentage by parent						100.00%
Yuma, Inc. | IPO
Organization Consolidation And Presentation Of FinancialS tatements [Line Items]
Vesting of Nextracker Inc. RSU awards (in shares)	30,590,000
Proceeds from the IPO		$ 693.8
Flex [Member] | IPO | Common Class A [Member]
Organization Consolidation And Presentation Of FinancialS tatements [Line Items]
Offering costs	$ 8.3				$ 7.9